As filed with the Securities and Exchange Commission on or about April 26, 2019

Registration No. 033-17463 and 811-05344

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.

Post-Effective Amendment No. 127	☒

and/or

REGISTRATION STATEMENT

Under the Investment Company Act of 1940

Amendment No. 128	☒

WILLIAM BLAIR FUNDS

(Exact Name of Registrant as Specified in Charter)

150 North Riverside Plaza

Chicago, Illinois 60606

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, Including Area Code: (312) 364-8000

(Name and Address of Agent for Service) Stephanie G. Braming William Blair Investment Management, LLC 150 North Riverside Plaza Chicago, Illinois 60606	Copy to: Maureen A. Miller Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b); or

☒	on May 1, 2019 pursuant to paragraph (b); or

☐	60 days after filing pursuant to paragraph (a)(1); or

☐	on (date) pursuant to paragraph (a)(1); or

☐	75 days after filing pursuant to paragraph (a)(2); or

☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: May 1, 2019

Title of Securities Being Registered: Shares of beneficial interest, no par value

EXPLANATORY NOTE:

Designation of New Effective Date Pursuant to Rule 485(b)(1)(iii) for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 126 was filed pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “Securities Act”), on February 27, 2019 and would have become effective on April 28, 2019.

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date for the previously filed Post-Effective Amendment No. 126 to the Registrant’s Registration Statement filed under Rule 485(a)(1) of the Securities Act of 1933 (the “1933 Act”). This Post-Effective Amendment incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 126 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 127 to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois, on the 26th day of April, 2019.

WILLIAM BLAIR FUNDS

By:	/s/ Stephanie G. Braming
Stephanie G. Braming, President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 127 to the registration statement has been signed below by the following persons in the capacity indicated on the 26th day of April, 2019.

Signature	Title

/s/ Arthur J. Simon Arthur J. Simon	Trustee

/s/ Vann A. Avedisian* Vann A. Avedisian	Trustee

/s/ Kathleen T. Barr* Kathleen T. Barr	Trustee

/s/ Daniel N. Leib* Daniel N. Leib	Trustee

/s/ Dorri C. McWhorter* Dorri C. McWhorter	Trustee

/s/ Thomas J. Skelly* Thomas J. Skelly	Trustee

/s/ Steven R. Zenz* Steven R. Zenz	Trustee

/s/ Stephanie G. Braming Stephanie G. Braming	Trustee (Chairman of the Board) and President (Principal Executive Officer)

/s/ Collette M. Garavalia Colette M. Garavalia	Treasurer (Principal Financial Officer, Principal Accounting Officer)

*By: /s/ Stephanie G. Braming Stephanie G. Braming, Attorney-in-Fact

* Stephanie G. Braming signs this document pursuant to powers of attorney previously filed as Exhibit O to Post-Effective Amendment No. 126 to the Registrant’s registration statement.